CONTRACT ASSETS/(LIABILITIES)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Contract Assetsliabilities
CONTRACT ASSETS/(LIABILITIES)

NOTE 4. CONTRACT ASSETS/(LIABILITIES)

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Revenue recognized to date	$673,535	$54,113
Less: progress billings to date	(451,063)	(45,659)
Exchange difference	(1,738)	12
Contract assets	$220,734	$8,466
Contract assets, current	$220,734	$8,466

Contract liabilities consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Billings in advance of performance obligation under contracts	$156,081	131,564

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows:

	September 30, 2025	March 31, 2025
Beginning Balance	$131,564	$101,718
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(3,712)	(47,095)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	28,134	76,343
Exchange difference	95	598
Ending Balance	$156,081	$131,564

NOTE 4. CONTRACT ASSETS/(LIABILITIES)

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Revenue recognized to date	$54,113	$85,469
Less: progress billings to date	(45,659)	(40,011)
Exchange difference	12	(3)
Contract assets	$8,466	$45,455
Contract assets, current	$8,466	$45,455

 Contract liabilities consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Billings in advance of performance obligation under contracts	$131,564	$101,718

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows:

	March 31, 2025	March 31, 2024
Beginning Balance	$101,718	$62,779
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(47,095)	(52,755)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	76,343	91,499
Exchange difference	598	195
Ending Balance	$131,564	$101,718